Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense	$ 0		$ 0	$ 574,438
Deferred taxation	0		(104,526)	(780,484)
Income Tax Expense (Benefit)	$ 0	$ 0	$ (104,526)	$ (225,319)